ACQUISITION (Narrative) (Details)	12 Months Ended				6 Months Ended			6 Months Ended		2 Months Ended			8 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 eJia Express [Member] CNY	Jun. 30, 2012 eJia Express [Member] CNY	Jun. 30, 2012 eJia Express [Member] Favorable lease [Member] CNY	Dec. 31, 2012 Shanghai Xurun [Member] CNY	Jun. 30, 2012 Shanghai Xurun [Member] CNY	Dec. 31, 2012 Shanghai Junxing [Member] CNY	Nov. 01, 2012 Shanghai Junxing [Member] CNY	Nov. 01, 2012 Shanghai Junxing [Member] Favorable lease [Member] CNY	Dec. 31, 2014 Fairyland [Member] CNY	Dec. 31, 2014 Fairyland [Member] CNY	May 01, 2014 Fairyland [Member] CNY	Dec. 31, 2013 Fairyland [Member] CNY	May 01, 2014 Fairyland [Member] Favorable lease [Member] CNY
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%			100.00%		100.00%				100.00%
Total purchase price						48,214,000			420,000		0
Goodwill	374,438,000	2,323,241,000	2,254,631,000			41,970,000			12,354,000		2,579,000		68,610,000	68,610,000	68,610,000	0
Intangible assets							6,748,000					2,907,000			251,000		30,055,000
Unfavorable lease liability						6,231,000									28,853,000
Net revenues	1,010,804,000	6,271,630,000	5,961,150,000	5,416,317,000	13,472,000			2,745,000		893,000			84,657,000
Net loss	(82,701,000)	(513,115,000)	(196,222,000)	26,776,000	11,180,000			759,000		1,143,000			1,487,000
Cash consideration															121,327,000
Total acquisition costs														691,000